Related parties - Key management remuneration share-based payments (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Executive directors
Disclosure of transactions between related parties
Share-based payment	R 15	R 30
Prescribed Officers
Disclosure of transactions between related parties
Share-based payment	R 26	R 41